SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 89.3%

Alabama - 1.7%

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.05	10/1/45	501,039

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.63	10/1/49	477,145

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	10/1/54	479,113

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.88	10/1/55	490,822

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	400,000	4.00	11/1/45	343,260

				2,291,379

Alaska - 0.2%

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,557

Arizona - 0.3%

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2,4,5]	750,000	6.75	7/1/30	22,500

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2,4,5]	100,000	5.50	7/1/31	3,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2,4,5]	750,000	7.75	7/1/50	22,500

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2,4,5]	200,000	6.00	7/1/51	6,000

Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	6.25	11/15/35	369,693

				423,693

Arkansas - 0.2%

Mountain Home City Sales & Use Tax Rev.	420,000	2.00	9/1/38	297,026

California - 3.6%

CA Enterprise Dev. Auth. Rev. (Castilleja School Foundation Proj.)	300,000	4.00	6/1/54	256,263

CA Municipal Finance Auth. Rev. (Aldersly Proj.)	300,000	5.00	5/15/43	307,990

CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	197,512

CA Pollution Control Financing Auth. Rev. (Poseidon Resources) [4]	300,000	5.00	7/1/38	308,179

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	615,058

Irvine Facs. Financing Auth. Rev. (Gateway Preserve Land Acquisition Proj.) [9]	300,000	5.25	5/1/48	302,067

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	438,743

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	3.65	6/1/39	451,785

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	400,606

Santa Fe Springs Public Financing Auth. Rev. (Road Improvements)	275,000	5.25	6/1/45	287,766

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	626,001

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	580,362

				4,772,332

Colorado - 2.2%

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,356

CO Educational & Cultural Facs. Auth. Rev. (Mountain Phoenix Community Proj.) [4]	500,000	6.00	7/1/43	440,386

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	382,154

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	318,799

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	500,000	5.00	5/15/58	342,872

CO. Hsg. and Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	5.15	5/1/40	351,746

Reunion Metropolitan District Rev.	562,454	3.63	12/1/44	393,359

Rudolph Farms Metropolitan District No. 6 G.O.	500,000	6.50	6/1/52	461,044

				2,940,716

Connecticut - 0.6%

Stamford Hsg. Auth. Rev. (Mozaic Concierge Living Proj.)	750,000	6.50	10/1/55	751,076

JUNE 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Florida - 14.2%

Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	350,489

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/35	102,399

Broward Co. FL Airport System Rev.	500,000	5.00	10/1/45	496,727

Capital Trust Agency Rev. (Tallahassee Tapestry) [2,4,5]	550,000	6.75	12/1/35	66,000

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [2,4,5]	250,000	6.75	7/1/37	3,062

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) [2,5]	250,000	7.00	4/1/35	137,500

East Nassau Stewardship District Special Assessment (PDP#4 Series 2024 Proj.)	350,000	5.25	5/1/29	350,000

Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	499,315

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	317,630

FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	500,000	5.00	11/15/30	468,763

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	765,000	5.05	7/1/47	758,970

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	705,000	2.75	7/1/50	452,955

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,355,000	2.30	1/1/52	774,453

FL Municipal Loan Council Special Assessment (Shingle Creek Transit & Utility 2024)	655,000	5.15	5/1/44	643,457

Gramercy Farms Community Dev. District Special Assessment	20,000	6.75	5/1/39	19,054

Grande Pines Community Dev. District Special Assessment	335,000	4.00	5/1/51	264,756

Greater Orlando Aviation Auth. Rev.	500,000	5.00	10/1/49	494,626

Hacienda North Community Dev. District Special Assessment	500,000	6.30	5/1/43	522,609

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	205,978

Hillsborough Co. Aviation Auth. Rev. (Tampa International Airport)	750,000	5.50	10/1/49	784,961

Hobe-St Lucie Conservancy District Special Assessment	350,000	5.60	5/1/44	350,008

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	5.25	5/1/34	499,017

Lakes of Sarasota Community Dev. District No. 2 Special Assessment	350,000	5.20	5/1/35	348,069

Lakes of Sarasota Community Dev. District Special Assessment	85,000	3.88	5/1/31	84,247

Lakes of Sarasota Community Dev. District Special Assessment	400,000	4.13	5/1/31	398,929

Lakes of Sarasota Community Dev. District Special Assessment	205,000	4.30	5/1/51	165,601

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	303,402

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.38	5/1/47	301,285

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	402,081

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	420,000	3.00	5/1/41	325,753

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	330,000	5.55	5/1/54	321,256

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	429,665

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	485,000	3.10	5/1/41	374,262

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	322,687

Lakewood Ranch Stewardship District Special Assessment (Palm Grove Proj.)	585,000	5.25	5/1/44	574,092

Lakewood Ranch Stewardship District Utility Rev. (System Acquisition Proj.) (AGM Insured)	500,000	5.25	10/1/53	511,824

Laurel Road Community Dev. District Special Assessment	310,000	3.13	5/1/31	288,237

LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	302,562

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	5.00	5/1/32	150,085

Meadow View at Twin Creeks Community Dev. District Special Assessment	220,000	3.75	5/1/52	163,269

Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	191,386

New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	230,000	5.00	N/A	2

North River Ranch Improvement Stewardship District Special Assessment Rev.	400,000	5.75	5/1/33	412,247

North River Ranch Improvement Stewardship District Special Assessment Rev.	250,000	6.80	5/1/35	250,122

North River Ranch Improvement Stewardship District Special Assessment Rev.	400,000	6.50	5/1/44	417,461

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	500,000

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	389,419

Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	213,386

River Landing Community Dev. District	300,000	4.35	5/1/51	251,435

Rolling Hills Community Dev. District Special Assessment	135,000	3.65	5/1/32	125,871

Sawyers Landing Community Dev. District Special Assessment Rev.	750,000	4.25	5/1/53	614,800

Southern Groves Community Dev. District No. 5 Special Assessment	280,000	4.00	5/1/48	228,935

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	302,764

Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	512,542

Windward at Lakewood Ranch Community Dev. District Special Assessment	200,000	4.50	5/1/50	168,636

				18,909,041

Georgia - 2.2%

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	350,197

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	505,175

GA Hsg. & Finance Auth. Rev.	1,000,000	5.05	12/1/45	1,002,286

Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	562,609

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	508,914

				2,929,181

Idaho - 0.6%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	98,400

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	3.80	10/1/31	267,840

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	402,484

				768,724

Illinois - 5.1%

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	499,976

Chicago O’Hare International Airport Rev. (Senior Lien)	500,000	5.25	1/1/48	508,078

Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)	500,000	5.50	1/1/53	511,503

Galesburg Rev. (Knox College Proj.)	500,000	6.00	10/1/45	501,303

IL Fin. Auth. Rev. (Christian Homes, Inc.) [2,5]	194,940	5.00	5/15/36	56,532

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,059,659

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	675,503

IL Hsg. Dev. Auth. Rev.	740,000	4.75	10/1/48	730,755

IL Hsg. Dev. Auth. Rev.	500,000	4.63	4/1/50	476,401

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,001,908

Malta Tax Allocation Rev. [2,5]	1,921,000	5.75	12/30/25	461,040

Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2,15]	313,173	7.00	N/A	250,538

				6,733,196

Indiana - 1.4%

IN Finance Auth. Rev. (Indiana Masonic Home Proj.)	350,000	5.38	5/1/50	339,855

IN Hsg. & Community Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,500,000	4.80	7/1/54	1,458,403

				1,798,258

Iowa - 0.8%

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	389,419

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	407,888

IA Finance Auth. Rev. (Lifespace Communities Inc.)	350,000	5.00	5/15/49	325,192

				1,122,499

JUNE 30, 2025	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Kentucky - 0.5%

Boyle Co. Educational Facs. Auth. Rev. (Centre College)	600,000	5.25	6/1/49	605,319

Louisiana - 2.7%

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	10/1/53	512,628

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	385,000	2.50	12/1/45	256,837

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	465,000	5.75	6/1/54	498,888

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	501,128

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	200,000	5.65	11/1/37	207,445

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	410,000	4.00	11/1/44	353,369

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	390,000	4.40	11/1/44	361,886

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	615,000	4.00	11/1/46	525,558

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	435,000	3.77	2/15/36	424,055

				3,641,794

Maryland - 0.3%

MD Community Dev. Administration Rev.	500,000	2.55	9/1/44	339,698

Massachusetts - 1.0%

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	384,362

MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	633,982

MA Housing Finance Agy. Rev.	400,000	3.85	12/1/47	338,071

				1,356,415

Michigan - 4.1%

City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	286,125

MI Finance Auth. Rev. (Holly Academy Proj.)	400,000	3.00	12/1/31	363,206

MI Finance Auth. Rev. (Madison Academy Proj.)	155,000	4.25	12/1/39	126,007

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,269,068

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,141,798

MI Hsg. Dev. Auth. Rev.	790,000	4.95	12/1/53	788,767

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	145,000	6.35	11/1/28	145,106

Northern Michigan University Rev.	250,000	5.50	6/1/55	258,858

				5,378,935

Minnesota - 0.2%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	264,070

Mississippi - 0.9%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	800,000	4.55	11/1/39	786,592

MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	400,000	3.63	11/1/36	362,805

				1,149,397

Missouri - 2.4%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	135,000	3.50	11/1/40	123,468

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [2,5]	118,010	2.00	11/15/46	5,465

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [2,5]	264,421	5.00	11/15/46	175,953

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	995,000	5.00	11/1/48	978,581

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	2.50	5/1/50	264,630

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.63	11/1/50	950,837

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	2.40	11/1/51	206,623

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	11/1/54	479,085

				3,184,642

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Montana - 0.2%

MT Board of Housing Single Family Rev.	405,000	2.40	12/1/45	267,215

Nebraska - 0.5%

NE Investment Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	4.70	9/1/51	702,587

Nevada - 0.8%

Las Vegas NV Special Improvement District No 817 Special Assessment (Summerlin Village 29)	300,000	6.00	6/1/48	310,424

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	501,236

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	296,470

				1,108,130

New Hampshire - 0.3%

New Hampshire Business Finance Auth. Rev. (Pennichuck Water Works, Inc.)	450,000	5.50	4/1/54	428,258

New Jersey - 0.7%

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	735,000	2.30	10/1/46	456,843

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	795,000	2.45	10/1/50	480,563

				937,406

New Mexico - 0.5%

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	282,888

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	600,000	2.63	7/1/51	365,918

				648,806

New York - 5.9%

Build NYC Resource Corp. Rev. (Senior Airport Facilities)	300,000	5.50	7/1/55	303,668

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,062

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	279,142

New York Transportation Dev. Corp. Rev.	500,000	5.50	6/30/60	499,931

New York Transportation Dev. Corp. Rev. (AGC Insured)	1,000,000	5.25	12/31/54	1,000,770

New York Transportation Dev. Corp. Rev. (AGM Insured)	300,000	5.50	6/30/44	310,510

NY State Mortgage Agency Homeowner Mortgage Rev.	580,000	2.20	4/1/36	459,919

NY State Mortgage Agency Homeowner Mortgage Rev.	965,000	4.70	10/1/38	949,549

NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	2.45	10/1/45	668,609

NY State Mortgage Agency Homeowner Mortgage Rev.	980,000	2.50	10/1/46	642,782

NY State Mortgage Agency Homeowner Mortgage Rev.	975,000	3.30	10/1/47	754,695

NY State Mortgage Agency Homeowner Mortgage Rev.	1,625,000	2.55	4/1/50	1,014,681

NY State Mortgage Agency Homeowner Mortgage Rev.	585,000	4.90	10/1/53	579,694

				7,814,012

North Carolina - 0.7%

Mecklenburg Co. Rev. (Little Rock Apts)	435,000	5.38	1/1/36	435,680

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.00	7/1/46	500,167

				935,847

North Dakota - 0.9%

ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	622,983

ND Housing Finance Agency Rev.	500,000	5.10	7/1/48	502,044

				1,125,027

Ohio - 6.7%

Bedford City School District G.O. (BAM Insured)	750,000	5.50	12/1/50	771,488

Columbus Regional Airport Auth. Rev. (John Glenn Columbus International Airport)	725,000	5.50	1/1/50	751,503

Euclid Public Library G.O.	300,000	5.00	12/1/49	301,542

JUNE 30, 2025	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

North Ridgeville City School District G.O.	300,000	5.25	12/1/54	304,484

OH Housing Fin. Agy. Rev.	1,800,000	2.45	9/1/51	1,098,872

OH Housing Fin. Agy. Rev. (First-Time Homebuyer Program) (GNMA/FNMA/FHLMC Collateralized)	500,000	2.90	9/1/45	358,593

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,430,000	2.85	9/1/46	995,744

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,300,000	5.10	9/1/47	1,292,385

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.65	9/1/49	479,024

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	965,000	2.75	9/1/51	615,409

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	995,000	4.70	9/1/54	953,509

OH Housing Fin. Agy. Rev. (Middletown Phase Two Proj.) [4]	500,000	6.25	3/1/26	500,808

Xenia OH G.O. (BAM Insured)	500,000	5.00	12/1/54	503,536

				8,926,897

Oklahoma - 0.3%

OK Hsg. Finance Agency Rev. (Home Ownership Prog.) (GNMA/FNMA/FHLMC Collateralized)	480,000	4.60	9/1/49	457,151

Oregon - 0.7%

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	331,236

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	655,627

				986,863

Pennsylvania - 2.2%

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	460,000	3.76	10/1/34	442,161

PA Higher Educational Assistance Agy. Rev.	295,000	2.63	6/1/42	259,511

PA Hsg. Finance Agency Rev.	500,000	5.10	10/1/45	499,482

PA Hsg. Finance Agency Rev.	1,000,000	5.00	10/1/50	991,603

Philadelphia Airport Rev.	425,000	5.00	7/1/37	426,788

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	351,597

				2,971,142

South Carolina - 2.7%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	310,542

SC Jobs-Economic Dev. Auth. Rev. (River Academy Proj.) [4]	325,000	7.00	6/15/43	327,586

SC Jobs-Economic Dev. Auth. Rev. (Seafields at Kiawah Island Proj.)	500,000	7.50	11/15/53	518,838

SC State Hsg. Finance & Dev. Auth. Rev.	965,000	4.95	7/1/53	962,272

SC State Hsg. Finance & Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	1/1/55	481,296

SC State Hsg. Finance & Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.00	1/1/55	986,739

				3,587,273

Tennessee - 4.1%

Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	713,756

Metropolitan Nashville Airport Auth. Rev.	300,000	5.00	7/1/49	294,368

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	302,006

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5,15]	1,850,000	5.35	N/A	185

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	7,875,000	5.55	1/1/29	787

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	1,630,000	6.00	1/1/29	16

TN Hsg. Dev. Agency Rev.	815,000	2.55	1/1/45	555,372

TN Hsg. Dev. Agency Rev.	1,485,000	2.38	7/1/46	942,773

TN Hsg. Dev. Agency Rev.	385,000	2.55	7/1/46	253,748

TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	731,046

TN Hsg. Dev. Agency Rev.	990,000	2.50	7/1/51	589,434

TN Hsg. Dev. Agency Rev.	500,000	4.80	7/1/54	484,645

6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

TN Hsg. Dev. Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.35	7/1/48	510,706

				5,378,842

Texas - 11.6%

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	433,301

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	767,038

Clifton Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.)	250,000	5.25	2/15/49	255,910

Dallas Special Tax (Fair Park Venue Proj.) [1,4]	250,000	6.25	8/15/53	250,077

El Paso Hsg. Finance Corp. Rev. (GNMA Collateralized)	770,000	5.20	3/1/55	773,267

Houston Airport System Rev. (AGM Insured)	1,000,000	5.25	7/1/48	1,019,341

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) [2,15]	260,000	4.00	N/A	202,800

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) [2]	460,000	4.00	7/1/26	358,800

New Hope Cultural Education Facs. Finance Corp. Rev.	500,000	6.50	10/1/55	485,952

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	535,625	2.00	11/15/61	134,968

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	577,394

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	475,000	5.50	10/1/27	475,127

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [2,5,15]	204,000	5.38	N/A	132,600

Tarrant County Cultural Education Facs. Finance Corp. Rev. (Trinity Terrace Proj.)	300,000	5.00	10/1/49	287,087

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	500,000	5.00	3/1/49	497,282

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	375,702

TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	586,457

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,208,904

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	5.00	1/1/49	499,626

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.00	1/1/50	995,943

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	3/1/50	349,101

TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	757,998

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.25	1/1/53	1,515,526

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.25	9/1/53	1,007,586

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.13	1/1/54	1,504,141

				15,451,928

Utah - 2.0%

Fields Estates Public Infrastructure District Special Assessment (Fields Estates Assessment Area) [4]	500,000	5.25	12/1/53	464,184

Jordanelle Ridge Public Infrastructure District No. 2 G.O. [4]	500,000	7.75	3/1/54	514,225

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	495,000	3.50	12/15/31	446,566

UT Charter School Finance Auth. Rev. (Wasatch Peak Academy Proj.)	325,000	5.00	10/15/49	321,504

UT Hsg. Corp. Single Family Mtg. Rev.	5,000	5.75	1/1/33	5,007

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	4.70	1/1/54	474,726

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	470,000	5.00	1/1/54	462,266

				2,688,478

Virginia - 1.2%

VA Beach Dev. Auth. Rev. (Westminster Canterbury Proj.)	320,000	6.25	9/1/30	322,790

VA Hsg. Dev. Auth. Rev. (Commonwealth Mortgage Bonds)	700,000	4.70	7/1/55	673,566

VA Hsg. Dev. Auth. Rev. (Commonwealth Mortgage Bonds)	550,000	4.70	7/1/55	529,230

				1,525,586

Washington - 0.3%

WA State Hsg. Finance Commission Rev. (The Evergreen School Proj.)	500,000	4.50	7/1/55	438,196

JUNE 30, 2025	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

West Virginia - 0.3%

WV Hsg. Dev. Fund Rev.	665,000	2.50	11/1/51	394,706

Wisconsin - 1.5%

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	475,496

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	509,752

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [2,4,5]	750,000	6.25	11/1/28	412,500

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,520	9.00	1/1/46	520

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,287	9.00	1/1/47	472

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	447	12.00	1/1/47	13

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,171	9.00	1/1/48	440

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	390	12.00	1/1/48	11

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,055	9.00	1/1/49	409

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	384	11.00	1/1/49	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,822	9.00	1/1/50	372

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	372	11.00	1/1/50	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	17,334	9.00	1/1/51	383

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	365	11.00	1/1/51	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [1,2,4]	446,246	3.75	7/1/51	299,050

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	17,218	9.00	1/1/52	352

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	475	10.00	1/1/52	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,985	9.00	1/1/53	327

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	469	10.00	1/1/53	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,869	9.00	1/1/54	304

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	453	10.00	1/1/54	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,636	9.00	1/1/55	282

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	444	9.00	1/1/55	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,404	9.00	1/1/56	263

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	434	9.00	1/1/56	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	23,656	5.50	7/1/56	16,993

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,287	9.00	1/1/57	245

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	481	9.00	1/1/57	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	469	9.00	1/1/58	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,055	9.00	1/1/58	227

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	456	9.00	1/1/59	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,938	9.00	1/1/59	213

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	447	8.00	1/1/60	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,822	9.00	1/1/60	198

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	440	8.00	1/1/61	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,589	9.00	1/1/61	183

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	428	8.00	1/1/62	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,473	9.00	1/1/62	171

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	419	8.00	1/1/63	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,240	9.00	1/1/63	159

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	409	8.00	1/1/64	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,124	9.00	1/1/64	150

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	403	7.00	1/1/65	4

8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,008	9.00	1/1/65	139

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	434	7.00	1/1/66	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	14,775	9.00	1/1/66	126

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	5,235	5.00	1/1/67	40

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	192,429	9.00	1/1/67	1,488

WI Public Finance Auth. Rev. (MD Proton Treatment Center) [2,4,5]	500,000	6.13	1/1/33	225,000

				1,946,399

Total Municipal Bonds (Cost: $152,654,373)				118,628,697

	Quantity

Investment Companies - 5.0%

BlackRock MuniHoldings Fund, Inc. (MHD)	19,518			218,602

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	30,464			291,845

BlackRock MuniYield Quality Fund III, Inc. (MYI)	43,083			451,941

DWS Municipal Income Trust (KTF)	76,592			677,073

Invesco Advantage Municipal Income Trust II (VKI)	55,874			467,665

Invesco Municipal Opportunity Trust (VMO)	62,240			571,363

Invesco Municipal Trust (VKQ)	67,772			620,114

Invesco Pennsylvania Value Municipal Income Trust (VPV)	8,257			83,065

Invesco Quality Municipal Income Trust (IQI)	78,114			732,709

Invesco Trust for Investment Grade Municipals (VGM)	56,447			535,682

Nuveen AMT-Free Municipal Credit Income Fund (NVG)	32,623			389,192

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	75,639			825,978

Nuveen Quality Municipal Income Fund (NAD)	61,295			692,021

Total Investment Companies (cost: $8,413,481)				6,557,250

Total Investments in Securities - 94.3% (cost: $161,067,854)				125,185,947

Other Assets and Liabilities, net - 5.7%				7,626,263

Net Assets - 100.0%				$132,812,210

1

Variable rate security. Rate disclosed is as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

2	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2025 was $2,866,431 and represented 2.2% of net assets.
4

144A Restricted Security. The total value of such securities as of June 30, 2025 was $11,559,920 and represented 8.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

5

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2025 was $1,755,243 and represented 1.3% of net assets.

6	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
9

Municipal Lease Security. The total value of such securities as of June 30, 2025 was $702,673 and represented 0.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

15	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

JUNE 30, 2025	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	118,628,697	—	118,628,697
Investment Companies	6,557,250	—	—	6,557,250

Total:	6,557,250	118,628,697	—	125,185,947

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

10